Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of property and equipment consists [Abstract]
Schedule of property and equipment consists
	June 30, 2022	December 31, 2021

Leasehold improvements	$391,722	$391,722
Office and computer equipment	581,352	581,352
Selling equipment	8,354	8,354
Furniture and fixtures	20,511	20,511

Total at cost	1,001,939	1,001,939
Less: Accumulated depreciation	(932,165)	(911,523)

	$69,774	$90,416

	December 31,
	2021	2020

Leasehold improvements	$391,722	$356,693
Office and computer equipment	581,352	566,308
Selling equipment	8,354	8,354
Furniture and fixtures	20,511	18,487

Total at cost	1,001,939	949,842
Less: Accumulated depreciation	(911,523)	(855,698)

	$90,416	$94,144